Pensions and Other Postretirement Benefits	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Pension and Other Postretirement Benefits
Pension and Other Postretirement Benefits
The funded status of our U.S. qualified and nonqualified defined benefit pension plans, our United Kingdom, Ireland, Belgium and Norway defined benefit pension plans, plus our U.S. other postretirement healthcare and life insurance benefit plans for continuing operations, together with the associated balances and net periodic benefit cost recognized in our consolidated financial statements as of December 31, are shown in the tables below.
We are required to recognize in our consolidated balance sheets the overfunded and underfunded status of our defined benefit postretirement plans. The overfunded or underfunded status is defined as the difference between the fair value of plan assets and the projected benefit obligation. We are also required to recognize as a component of other comprehensive income the actuarial gains and losses and the prior service costs and credits that arise during the period.
The following table summarizes the weighted-average assumptions used and components of our defined benefit postretirement plans. The following tables also reflect a measurement date of December 31:

	Pensions		Other Benefits (1)
	December 31,
(in Millions, except for percentages)	2012	2011	2012	2011
Following are the weighted average assumptions used to determine the benefit obligations at December 31:
Discount rate	4.15%	4.95%	4.15%	4.95%
Rate of compensation increase	3.40%	3.40%	—%	—%
Accumulated benefit obligation:
Plans with unfunded accumulated benefit obligation	$1,367.3	$1,213.9	$—	$—
Change in projected benefit obligation
Projected benefit obligation at January 1	$1,268.3	$1,175.5	$28.4	$45.4
Service cost	20.2	18.8	0.1	0.1
Interest cost	61.3	61.6	1.4	1.5
Actuarial loss (gain)	140.7	69.4	3.0	(15.5)
Amendments	—	2.2	—	—
Foreign currency exchange rate changes	3.4	(0.9)	(0.1)	—
Plan participants’ contributions	0.2	0.2	6.1	6.0
Other	—	0.5	—	(0.1)
Curtailments	(3.0)	—	—	—
Benefits paid	(63.0)	(59.0)	(9.7)	(9.0)
Projected benefit obligation at December 31	1,428.1	1,268.3	29.2	28.4
Change in fair value of plan assets:
Fair value of plan assets at January 1	918.8	905.8	—	—
Actual return on plan assets	127.2	8.4	—	—
Foreign currency exchange rate changes	3.1	(0.6)	—	—
Company contributions	73.9	64.0	3.6	3.0
Plan participants’ contributions	0.2	0.2	6.1	6.0
Benefits paid	(63.0)	(59.0)	(9.7)	(9.0)
Fair value of plan assets at December 31	1,060.2	918.8	—	—
Funded status of the plan (liability)	$(367.9)	$(349.5)	$(29.2)	$(28.4)
Amount recognized in the consolidated balance sheets:
Accrued benefit liability	(367.9)	(349.5)	(29.2)	(28.4)
Total	$(367.9)	$(349.5)	$(29.2)	$(28.4)

	Pensions		Other Benefits (1)
	December 31,
(in Millions)	2012	2011	2012	2011
The amounts in accumulated other comprehensive income (loss) that have not yet been recognized as components of net periodic benefit cost at December 31, 2012 and 2011 are as follows:
Prior service (cost) credit	(7.7)	(9.8)	—	0.2
Net actuarial (loss) gain	(620.3)	(586.3)	10.7	16.1
Accumulated other comprehensive income (loss) – pretax	$(628.0)	$(596.1)	$10.7	$16.3
Accumulated other comprehensive income (loss) – net of tax	$(394.2)	$(373.5)	$6.7	$11.3
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(1)	Refer to Note 9 for information on our discontinued postretirement benefit plans.
Other changes in plan assets and benefit obligations for continuing operations recognized in other comprehensive loss (income) are as follows:

	Pensions		Other Benefits (1)
	Year ended December 31
(in Millions)	2012	2011	2012	2011
Current year net actuarial loss (gain)	$84.3	$143.9	$3.0	$(15.5)
Current year prior service cost (credit)	—	2.2	—	—
Amortization of net actuarial (loss) gain	(51.2)	(36.3)	2.4	2.4
Amortization of prior service (cost) credit	(2.1)	(1.9)	0.2	0.2
Foreign currency exchange rate changes on the above line items	0.9	(1.2)	—	—
Total recognized in other comprehensive (income) loss, before taxes	$31.9	$106.7	$5.6	$(12.9)
Total recognized in other comprehensive (income) loss, after taxes	$20.7	$67.0	$4.6	$(7.2)
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(1)	Refer to Note 9 for information on our discontinued postretirement benefit plans.
The estimated net actuarial loss and prior service cost for our pension plans that will be amortized from accumulated other comprehensive income (loss) into our net annual benefit cost (income) during 2013 are $70.3 million and $2.0 million, respectively. The estimated net actuarial gain for our other benefits that will be amortized from accumulated other comprehensive income (loss) into net annual benefit cost (income) during 2013 will be $1.8 million.

The following table summarizes the weighted-average assumptions used for and the components of net annual benefit cost (income):

	Year Ended December 31,
	Pensions			Other Benefits
(in Millions, except for percentages)	2012	2011	2010	2012	2011	2010
Discount rate	4.95%	5.40%	5.90%	4.95%	5.40%	5.90%
Expected return on plan assets	7.75%	8.50%	8.50%	—	—	—
Rate of compensation increase	3.40%	4.20%	4.20%	—	—	—
Components of net annual benefit cost (in millions):
Service cost	$20.2	$18.8	$18.2	$0.1	$0.1	$0.2
Interest cost	61.3	61.6	63.2	1.4	1.5	2.5
Expected return on plan assets	(76.6)	(82.5)	(79.0)	—	—	—
Amortization of transition asset	—	—	—	—	—	—
Amortization of prior service cost	2.1	1.9	1.2	(0.2)	(0.2)	(0.1)
Amortization of net actuarial and other (gain) loss	51.2	36.3	26.5	(2.4)	(2.4)	(0.4)
Recognized (gain) loss due to settlement and curtailments	—	—	7.1	—	—	—
Net annual benefit cost from continuing operations	$58.2	$36.1	$37.2	$(1.1)	$(1.0)	$2.2

Our U.S. qualified defined benefit pension plan (“U.S. Plan”) holds the majority of our pension plan assets. The expected long-term rate of return on these plan assets was 7.75 percent for 2012, and 8.5 percent for 2011 and 2010. In developing the assumption for the long-term rate of return on assets for our U.S. Plan, we take into consideration the technical analysis performed by our outside actuaries, including historical market returns, information on the assumption for long-term real returns by asset class, inflation assumptions, and expectations for standard deviation related to these best estimates. We also consider the historical performance of our own plan’s trust, which has earned a compound annual rate of return of approximately 9.6 percent over the last 20 years (which is in excess of comparable market indices for the same period) as well as other factors. Given an actively managed investment portfolio, the expected annual rates of return by asset class for our portfolio, assuming an estimated inflation rate of approximately 2.3 percent, is between 7.4 percent and 9.9 percent for equities, and between 3.3 percent and 4.8 percent for fixed-income investments, which generates a total expected portfolio return that is in line with our assumption for the rate of return on assets. The target asset allocation for 2012, by asset category, is 75 to 85 percent equity securities, 15 to 25 percent fixed income investments and zero to five percent cash and other short-term investments.
Our U.S. qualified pension plan’s investment strategy consists of a total return investment management approach using a portfolio mix of equities and fixed income investments to maximize the long-term return of plan assets for an appropriate level of risk. The goal of this strategy is to minimize plan expenses by matching asset growth to the plan’s liabilities over the long run. Furthermore, equity investments are weighted towards value equities and diversified across U.S and non-U.S. stocks. Derivatives and hedging instruments may be used effectively to manage and balance risks associated with the plan’s investments. Investment performance and related risks are measured and monitored on an ongoing basis through annual liability measurements, periodic asset and liability studies, and quarterly investment portfolio reviews.
The following tables present our fair value hierarchy for our major categories of pension plan assets by asset class. See Note 17 for the definition of fair value and the descriptions of Level 1, 2 and 3 in the fair value hierarchy.

(in Millions)	12/31/2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and short-term investments	$50.3	$50.3	$—	$—
Equity securities:
Common stock	556.3	556.3	—	—
Preferred stock	6.3	6.3	—	—
Mutual funds and other investments (1)	232.7	158.2	74.5	—
Fixed income investments:
Investment contracts	200.8	—	200.8	—
Mutual funds	9.4	9.4	—	—
Corporate debt instruments	1.0	1.0	—	—
Government debt	2.7	2.7	—	—
Other investments
Real estate/property	0.6	—	—	0.6
Other	0.1	—	—	0.1
Total assets	$1,060.2	$784.2	$275.3	$0.7
(in Millions)	12/31/2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and short-term investments	$39.5	$39.5	$—	$—
Equity securities:
Common stock	474.2	474.2	—	—
Preferred stock	2.6	2.6	—	—
Mutual funds and other investments (1)	191.9	128.8	63.1	—
Fixed income investments:
Investment contracts	199.6	—	199.6	—
Mutual funds	7.4	7.4	—	—
Corporate debt instruments	0.5	0.5	—	—
Government debt	2.4	2.4	—	—
Other investments
Real estate/property	0.6	—	—	0.6
Other	0.1	—	—	0.1
Total assets	$918.8	$655.4	$262.7	$0.7
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(1)
As of December 31, 2012 and 2011 we have $74.5 million and $63.1 million, respectively, of investments in certain funds where the net asset value reported by the underlying funds approximates the fair value. These investments are redeemable with the fund at net asset value under the original terms of the partnership agreements and/or subscription agreements and operations of the underlying funds. However, it is possible that these redemption rights may be restricted or eliminated by the funds in the future in accordance with the underlying fund agreements. Due to the nature of the investments held by the funds, changes in market conditions and the economic environment may significantly impact the net asset value of the funds and, consequently, the fair value of the interests in the funds. Furthermore, changes to the liquidity provisions of the funds may significantly impact the fair value of the interest in the funds.

The change in the value of plan assets using significant unobservable inputs (Level 3) from December 31, 2011 to December 31, 2012 was not material for the period presented. There were no changes to the Level 3 investments during 2011.
We made the following contributions to our pension and other postretirement benefit plans:

	Year Ended December 31,
(in Millions)	2012	2011
U.S. qualified pension plan	$65.0	$55.0
U.S. nonqualified pension plan	5.0	3.1
Non-U.S. plans	3.9	5.9
Other postretirement benefits, net of participant contributions	3.6	3.0
Total	$77.5	$67.0

We expect our voluntary cash contributions to our U.S. qualified pension plan to be $40 million in 2013.
The following table reflects the estimated future benefit payments for our pension and other postretirement benefit plans. These estimates take into consideration expected future service, as appropriate:

Estimated Net Future Benefit Payments
(in Millions)
2013	$85.4
2014	75.1
2015	78.1
2016	81.9
2017	84.9
2018-2022	$453.2

Assumed health care cost trend rates have an effect on the other postretirement benefit obligations and net periodic other postretirement benefit costs reported for the health care portion of the other postretirement plan. A one-percentage point change in the assumed health care cost trend rates would be immaterial to our net periodic other postretirement benefit costs for the year ended December 31, 2012, and our other postretirement benefit obligation at December 31, 2012.
FMC Corporation Savings and Investment Plan. The FMC Corporation Savings and Investment Plan is a qualified salary-reduction plan under Section 401(k) of the Internal Revenue Code in which substantially all of our U.S. employees may participate by contributing a portion of their compensation. For eligible employees participating in the Plan, except for those employees covered by certain collective bargaining agreements, the Company makes matching contributions of 80 percent of the portion of those contributions up to five percent of the employee’s compensation. Additionally, effective July 1, 2007, all newly hired and rehired salaried and nonunion employees receive an employer contribution of five percent of the employee’s eligible compensation. This change was instituted for these employees effective July 1, 2007 since newly hired and rehired salaried and nonunion hourly employees are no longer eligible for our defined benefit plan. Charges against income for both of these contributions were $10.2 million in 2012, $10.6 million in 2011, and $7.8 million in 2010.